Other financial assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other financial assets	$ 16	$ 15
Financial assets, face value	$ 16	$ 15
Performance Bond [Member]
IfrsStatementLineItems [Line Items]
Interest rate	2.50%
Financial assets, face value	$ 600
Payment to acquire financial assets	247
Procceds from sale of financial assets	$ 400